Loans, Financings and Debentures - Consolidated Totals of Funds Raised (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount raised	R$ 4,812,000,000
Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	(11,000,000)
Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Amount raised	5,737,000,000	R$ 5,739,000,000
Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	(16,000,000)
Interest paid in advance	R$ (48,000,000)
Caixa Economica Federal - Cemig D [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2020	2018
Annual financial cost, %	132.14%	119.00%
Amount raised	R$ 674,000,000	R$ 200,000,000
Debentures [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost, %	4.05%
Amount raised	R$ 1,575,000,000
KfW (Cemig GT) [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
KfW (Cemig GT) [member] | Debt in Brazilian currency [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost, %	1.78%
Amount raised	R$ 2,000,000
Promissory Notes - Cemig GT - 7th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost, %	128.00%
Amount raised	R$ 606,000,000
Debentures - 4th Issue, 7th Series (Gasmig) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2020
Amount raised	R$ 24,000,000
Debentures: 7th Issue (CEMIG GT) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost, %	140.00%
Amount raised	R$ 2,195,000,000
Banco do Brasil (Cemig GT) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018	2015
Annual financial cost, %	132.90%	106.90%
Amount raised	R$ 580,000,000	R$ 593,000,000
Sonda (Cemig Telecom) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost, %	110.00%
Amount raised	R$ 81,000,000
Debentures sixth issue first series [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost, %		1.60%
Amount raised		R$ 967,000,000
Debentures sixth issue second series [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost, %		8.07%
Amount raised		R$ 27,000,000
Promissory Notes-6th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2016
Annual financial cost, %		120.00%
Amount raised		R$ 1,407,000,000
Banco da amazonia [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost, %		1.90%
Amount raised		R$ 118,000,000
Promissory Notes-8th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2016
Annual financial cost, %		111.70%
Amount raised		R$ 1,685,000,000
Banco do brasil one [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost, %		114.00%
Amount raised		R$ 487,000,000
Banco do brasil two [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2017
Annual financial cost, %		111.00%
Amount raised		R$ 98,000,000
Debentures, 4th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost, %	0.74%
Amount raised	R$ 34,000,000
Debentures, 4th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member] | TJLP [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost, %		75.00%
Amount raised		R$ 34,000,000
Debentures, 4th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member] | Selic [member]
Disclosure of detailed information about borrowings [line items]
Annual financial cost, %		25.00%
Debentures fifth issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022	2018
Annual financial cost, %	146.50%	1.60%
Amount raised	R$ 1,575,000,000	R$ 100,000,000
Itau unibanco banco b b m [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2016
Annual financial cost, %		120.00%
Amount raised		R$ 23,000,000
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2024
Eurobonds [member] | Debt in Foreign Currency [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2024
Annual financial cost, %	9.25%
Amount raised	R$ 3,252,000,000
Debentures, 2nd Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
Annual financial cost, %	128.50%
Amount raised	R$ 26,000,000